Employee benefits (Details 8) - Parent Company Gratuity plan [member] ₨ in Millions	Mar. 31, 2025 INR (₨)
Disclosure Of Expected Contribution To Post Employment Benefit Plans [Abstract]
Expected Contribution	₨ 91
March 31, 2027 [member]
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	674
March 31, 2028 [member]
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	586
March 31, 2029 [member]
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	552
March 31, 2030 [member]
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	521
Thereafter [member]
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	₨ 3,587